Acquisitions, Investments, and Licenses - Narrative (Details) - USD ($)		1 Months Ended					12 Months Ended
	Jul. 09, 2015	Nov. 30, 2017	Apr. 30, 2017	Aug. 31, 2016	Jun. 30, 2016	Jun. 30, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015
Business Acquisition [Line Items]
Ownership percentage							4.00%
Total assets of equity method investees							$ 396,300,000
Total liabilities of equity method investees							201,800,000
Net losses of equity method investees							130,900,000
Market value of equity method investees							54,800,000
Business combination, separately recognized transactions, net gains and losses								$ 2,500,000
Gain (loss) on sale of investments							8,663,000	(2,321,000)	$ (7,091,000)
Gain on deconsolidation of SciVac							0	0	15,940,000
Write down to other assets							8,800,000
Common Stock
Business Acquisition [Line Items]
Stock price (in dollars per share)				$ 9.10
Transition Therapeutics, Inc.
Business Acquisition [Line Items]
Total purchase price				$ 58,500,000
Transition Therapeutics, Inc. | Common Stock
Business Acquisition [Line Items]
Common stock received, in shares (in shares)				6,431,899
Eloxx Pharmaceuticals
Business Acquisition [Line Items]
Business combination, separately recognized transactions, net gains and losses							2,500,000
Levon Resources Ltd
Business Acquisition [Line Items]
Stock ownership percentage	24.50%
Cash contribution							$ 21,200,000
Cocrystal Pharma
Business Acquisition [Line Items]
Ownership percentage							9.00%
Xenetic Biosciences, Inc.
Business Acquisition [Line Items]
Other-than-temporary impairment charge							$ 600,000
Warrants to purchase common shares (in shares)							500,000
RXi
Business Acquisition [Line Items]
Warrants to purchase common shares (in shares)							200,000
Xenetic, RXi And ARNO
Business Acquisition [Line Items]
Other-than-temporary impairment charge								4,800,000
NIMS
Business Acquisition [Line Items]
Ownership percentage							1.00%
Neovasc
Business Acquisition [Line Items]
Ownership percentage							5.00%
Warrants to purchase common shares (in shares)							4,900,000
Payments to acquire equity method investments		$ 3,000,000
BioCardia, Inc.
Business Acquisition [Line Items]
Ownership percentage							5.00%
Warrants to purchase common shares (in shares)							400,000
Vested warrants (in shares)							100,000
Cocrystal
Business Acquisition [Line Items]
Warrants to purchase common shares (in shares)							1,000,000
Payments to acquire equity method investments			$ 1,000,000	$ 2,000,000
Chromadex Corporation
Business Acquisition [Line Items]
Available-for-sale investments, ownership percentage							1.00%
MabVax
Business Acquisition [Line Items]
Available-for-sale investments, ownership percentage							2.00%
MabVax | Common Stock
Business Acquisition [Line Items]
Warrants to purchase common shares (in shares)				415,800
InCellDx Inc.
Business Acquisition [Line Items]
Warrants to purchase common shares (in shares)							700,000
Eloxx Pharmaceuticals
Business Acquisition [Line Items]
Available-for-sale investments, ownership percentage							5.00%
Zebra
Business Acquisition [Line Items]
Ownership percentage							29.00%
Zebra | Series A Preferred Stock
Business Acquisition [Line Items]
Investment owned, shares (in shares)							1,260,000
Zebra | Restricted Stock
Business Acquisition [Line Items]
Investment owned, shares (in shares)							900,000
VBI Vaccines Inc
Business Acquisition [Line Items]
Payments to acquire equity method investments					$ 5,700,000
Equity method investment, number of shares purchased in period					1,362,370
Pharmsynthez
Business Acquisition [Line Items]
Ownership percentage							9.00%
Levon Resources Ltd
Business Acquisition [Line Items]
Ownership percentage							10.00%
InCellDx, Inc
Business Acquisition [Line Items]
Ownership percentage							29.00%
RXi
Business Acquisition [Line Items]
Available-for-sale investments, ownership percentage							2.00%
Other Income (Expense), Net
Business Acquisition [Line Items]
Gain (loss) on sale of investments							$ 1,500,000	$ 0	$ 0
Other Operating Income (Expense) | SciVac
Business Acquisition [Line Items]
Gain on deconsolidation of SciVac							$ 15,900,000
Variable Interest Entity, Not Primary Beneficiary | Zebra
Business Acquisition [Line Items]
Ownership percentage							29.00%
Variable Interest Entity, Primary Beneficiary | SciVac
Business Acquisition [Line Items]
Stock ownership percentage						50.00%
Additional working capital										$ 7,900,000